Organization and Principal Activities - Schedule of Financial Information of VIE and Its Subsidiaries and Schools (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 256,763		¥ 778,006	¥ 164,684	$ 36,882
Prepaid expenses and other current assets	117,148		128,638		16,827
Total current assets	927,992		916,303		133,297
Total assets	4,707,055		2,737,019		676,126
Total current liabilities	3,308,361		1,931,220		475,216
Total liabilities	4,446,997		2,189,147		$ 638,771
Net revenues	3,103,958	$ 445,856	2,228,117	1,282,562
Net loss	(519,634)	(74,640)	(833,409)	(397,234)
Net cash generated from (used in) operating activities	24,684	3,544	(92,905)	80,266
Net cash used in investing activities	(411,309)	(59,080)	(156,917)	(629,704)
Net cash generated from financing activities	204,246	$ 29,339	831,506	629,386
VIE and Subsidiaries and Schools
Variable Interest Entity [Line Items]
Cash and cash equivalents	238,907		232,608
Prepaid expenses and other current assets	88,571		121,145
Total current assets	340,789		363,412
Total assets	3,569,949		1,627,032
Total current liabilities	3,035,344		1,668,293
Total liabilities	3,914,723		1,862,278
Net revenues	3,094,044		2,219,638	1,282,562
Net loss	(31,712)		(254,754)	(331,621)
Net cash generated from (used in) operating activities	142,437		(81,041)	80,266
Net cash used in investing activities	(219,186)		(156,917)	(141,025)
Net cash generated from financing activities	¥ 83,361		¥ 20,505	¥ 140,000